Parent Company Only Condensed Financial Information - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jun. 30, 2014 CNY (¥)	Jun. 26, 2014 CNY (¥)	Mar. 22, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Operating leases, total rental expenses				$ 14,283	¥ 92,520	¥ 56,247	¥ 30,853
Proceeds from issuance of bonds, net						1,980,640	972,841
Repurchase of 2016 Bonds						760,607
Interest paid				$ 37,468	¥ 242,713	229,348	62,123
Bonds 7.875% Due 2016
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount			¥ 1,000,000
Debt instrument, stated rate			7.875%
Debt instrument, maturity date			Mar. 22, 2016
Debt instrument, frequency of periodic payment				Payable semi-annually in arrears on March 22 and September 22 in each year	Payable semi-annually in arrears on March 22 and September 22 in each year
Debt instrument, date of first required payment			Sep. 22, 2013
Debt discount			¥ 1,970
Proceeds from issuance of bonds, net			¥ 972,841
Debt instrument, effective interest rate			9.29%
Percentage of principal amount redeemed	73.57%
Repurchase of 2016 Bonds	¥ 776,163
Interest paid	¥ 15,556
Bonds 7.875% Due 2016 | Other non-current assets
Condensed Financial Statements, Captions [Line Items]
Debt issuance costs			¥ 25,189
Bonds 6.875% Due 2017
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount		¥ 2,000,000
Debt instrument, stated rate		6.875%
Debt instrument, maturity date		Jun. 26, 2017
Debt instrument, frequency of periodic payment				Payable semi-annually in arrears on June 26 and December 26 in each year	Payable semi-annually in arrears on June 26 and December 26 in each year
Debt instrument, date of first required payment		Dec. 26, 2014
Debt issuance costs		¥ 19,360
Proceeds from issuance of bonds, net		¥ 1,980,640
Debt instrument, effective interest rate		7.39%
Parent Company | Bonds 7.875% Due 2016
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount			¥ 1,000,000
Debt instrument, stated rate			7.875%
Debt instrument, maturity date			Mar. 22, 2016
Debt instrument, frequency of periodic payment				Payable semi-annually in arrears on March 22 and September 22 in each year	Payable semi-annually in arrears on March 22 and September 22 in each year
Debt instrument, date of first required payment			Sep. 22, 2013
Debt discount			¥ 1,970
Proceeds from issuance of bonds, net			¥ 972,841
Debt instrument, effective interest rate			9.29%
Percentage of principal amount redeemed	73.57%
Repurchase of 2016 Bonds	¥ 776,163
Interest paid	¥ 15,556
Parent Company | Bonds 7.875% Due 2016 | Other non-current assets
Condensed Financial Statements, Captions [Line Items]
Debt issuance costs			¥ 25,189
Parent Company | Bonds 6.875% Due 2017
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount		¥ 2,000,000
Debt instrument, stated rate		6.875%
Debt instrument, maturity date		Jun. 26, 2017
Debt instrument, frequency of periodic payment				Payable semi-annually in arrears on June 26 and December 26 in each year	Payable semi-annually in arrears on June 26 and December 26 in each year
Debt instrument, date of first required payment		Dec. 26, 2014
Debt issuance costs		¥ 19,360
Proceeds from issuance of bonds, net		¥ 1,980,640
Debt instrument, effective interest rate		7.39%
Parent Company | PRC
Condensed Financial Statements, Captions [Line Items]
Operating leases, total rental expenses				$ 2,154	¥ 13,952	¥ 0	¥ 0